Related-party Transactions - Summary of TSR Performance (Detail)	12 Months Ended
Dec. 31, 2017
TSR Performance of S&P SmallCap 600 Constituents, 75th [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	74.00%
TSR Performance of S&P SmallCap 600 Constituents, 50th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	32.00%
TSR Performance of S&P SmallCap 600 Constituents, 25th Percentile [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	(9.00%)
INXN [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cumulative total shareholder return percentage	105.00%